Commitments and Contingencies - Narrative (Detailsl)	12 Months Ended
	Dec. 31, 2020 USD ($) deadWeightTon	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Document Period End Date	Dec. 31, 2020
Expected future charterhire fees	$ 12,600,000
Number of vessels	46
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 5,000,000.0
Time Charter-in Vessel
Commitments and Contingencies [Line Items]
Vessels time charter-in	5
Kamsarmax
Commitments and Contingencies [Line Items]
DWT	1,070,000
Ultramax
Commitments and Contingencies [Line Items]
DWT | deadWeightTon	1,742,400
Exhaust cleaning system [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Unpaid Scrubber installation cost	$ 30,200,000
Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
DWT	62,100
Daily Base Rate	$ 10,885	$ 10,885
Vessels time charter-in	1
CL Suzhou [Member]
Commitments and Contingencies [Line Items]
DWT	81,100
CL Yangzhou [Member]
Commitments and Contingencies [Line Items]
DWT	81,100
TCI-Taizhou [Member]
Commitments and Contingencies [Line Items]
DWT	81,100
TCI Zhenjiang [Member]
Commitments and Contingencies [Line Items]
DWT	81,100
Yangze 11 [Member]
Commitments and Contingencies [Line Items]
DWT	82,000
Daily Base Rate	$ 12,500,000